Unit-based Compensation - Summary of Nonvested Restricted Stock Shares Activity (Detail) - SOLV Energy Holdings LLC [Member] - Restricted Stock Units (RSUs) [Member] - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Nonvested Restricted Stock Shares Activity [Line Items]
Number of RUA Units, Beginning Balance	35,520	40,320	45,600
Number of RUA Units, Exercised	(960)	(4,800)	(4,320)
Number of RUA Units, Forfeited			(960)
Number of RUA Units, Ending Balance	34,560	35,520	40,320